Schedule of Investments (unaudited)	iShares® MSCI Switzerland ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.3%
Banque Cantonale Vaudoise, Registered	49,809	$4,622,433

Building Products — 1.8%
Geberit AG, Registered	39,656	28,645,127

Capital Markets — 8.5%
Credit Suisse Group AG, Registered	2,536,275	27,561,220
Julius Baer Group Ltd.	254,637	17,385,809
Partners Group Holding AG	19,921	30,222,623
UBS Group AG, Registered	3,695,937	59,779,026
		134,948,678
Chemicals — 6.6%
Clariant AG, Registered	300,496	6,490,578
EMS-Chemie Holding AG, Registered	10,221	9,575,275
Givaudan SA, Registered	9,522	42,430,503
Sika AG, Registered	145,458	46,702,518
		105,198,874
Construction Materials — 2.1%
Holcim Ltd., Registered	548,481	32,534,902

Diversified Telecommunication Services — 1.0%
Swisscom AG, Registered	29,599	16,628,637

Electrical Equipment — 3.9%
ABB Ltd., Registered	1,824,975	62,172,958

Food Products — 22.1%
Barry Callebaut AG, Registered	4,676	10,692,149
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,254	11,954,475
Chocoladefabriken Lindt & Spruengli AG, Registered	123	12,484,602
Nestle SA, Registered	2,576,461	317,036,786
		352,168,012
Health Care Equipment & Supplies — 4.7%
Alcon Inc.	507,941	35,184,201
Sonova Holding AG, Registered(a)	61,666	21,861,747
Straumann Holding AG, Registered	11,780	18,407,599
		75,453,547
Insurance — 7.5%
Baloise Holding AG, Registered	58,346	9,609,676
Swiss Life Holding AG, Registered	34,192	17,709,260
Swiss Re AG	301,638	28,937,562
Zurich Insurance Group AG	151,139	63,048,808
		119,305,306
Life Sciences Tools & Services — 3.1%
Lonza Group AG, Registered	75,499	48,522,064

Machinery — 1.4%
Schindler Holding AG, Participation Certificates, NVS	47,626	14,058,095
Security	Shares	Value

Machinery (continued)
Schindler Holding AG, Registered	27,790	$8,024,917
		22,083,012
Marine — 1.3%
Kuehne + Nagel International AG, Registered	62,085	20,939,412

Pharmaceuticals — 24.3%
Novartis AG, Registered	1,872,874	164,037,582
Roche Holding AG, NVS	607,752	210,789,593
Roche Holding AG, Bearer	7,691	2,875,419
Vifor Pharma AG	61,914	9,014,603
		386,717,197
Professional Services — 2.1%
Adecco Group AG, Registered	185,548	12,747,243
SGS SA, Registered	6,629	20,622,363
		33,369,606
Real Estate Management & Development — 0.6%
Swiss Prime Site AG, Registered	97,631	9,949,998

Software — 0.8%
Temenos AG, Registered	83,616	12,826,140

Technology Hardware, Storage & Peripherals — 1.4%
Logitech International SA, Registered	178,537	22,075,023

Textiles, Apparel & Luxury Goods — 5.3%
Cie. Financiere Richemont SA, Class A, Registered	528,821	64,266,837
Swatch Group AG (The), Bearer	35,895	12,985,598
Swatch Group AG (The), Registered	91,601	6,339,619
		83,592,054
Total Common Stocks — 98.8%
(Cost: $1,294,421,227)	.	1,571,752,980

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	720,000	720,000

Total Short-Term Investments — 0.1%
(Cost: $720,000)	.	720,000

Total Investments in Securities — 98.9%
(Cost: $1,295,141,227)	.	1,572,472,980

Other Assets, Less Liabilities — 1.1%	.	17,825,600

Net Assets — 100.0%	.	$1,590,298,580

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,438,176	$—	$(4,437,730	)(b)	$(1,261)	$815	$—	—	$50,366	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,330,000	—	(610,000	)(b)	—	—	720,000	720,000	390		—
					$(1,261)	$815	$720,000		$50,756		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	376	06/18/21	$18,501	$364,512

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$24,439,077	$1,547,313,903	$—	$1,571,752,980
Money Market Funds	720,000	—	—	720,000
	$25,159,077	$1,547,313,903	$—	$1,572,472,980
Derivative financial instruments(a)
Assets
Futures Contracts	$364,512	$—	$—	$364,512

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

2